Noble Absolute Return ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 1.3%
Distribution & Wholesale - 1.2%
A-Mark Precious Metals, Inc.	10,000	$338,700

Food - 0.0% (2)
The Kroger Co. (4)	100	4,533

Insurance - 0.0% (2)
Marsh & McLennan Company, Inc.	10	1,732

Pharmaceuticals - 0.0% (2)
AmerisourceBergen Corp.	10	1,702
Merck & Co., Inc.	10	1,104
		2,806
Semiconductors - 0.1%
Broadcom, Inc.	10	8,079
KLA Corp.	10	4,430
ON Semiconductor Corp. (1)	10	836
		13,345
Total Common Stocks
(Cost $356,585)		361,116

Exchange Traded Funds - 33.1%
Invesco QQQ Trust Series 1	300	104,397
Invesco S&P 500 High Beta ETF	100	6,886
iShares Russell 1000 Value ETF	100	14,862
iShares Russell 2000 ETF	100	17,377
ProShares UltraPro QQQ	100	3,475
SPDR Bloomberg 1-3 Month T-Bill ETF (4)	100,100	9,186,177
SPDR Gold Shares (1)	100	18,232
SPDR S&P Oil & Gas Exploration & Production ETF	100	11,809
SPDR S&P Metals & Mining ETF	100	4,452
SPDR S&P Regional Banking ETF	100	3,897
VanEck Gold Miners ETF	100	3,091
Total Exchange Traded Funds
(Cost $9,371,269)		9,374,655

Short-Term Investments - 85.1%
Money Market Funds - 85.1%
Federated Hermes Treasury Obligations Fund, Service Shares, 4.704% (3)(4)	8,000,000	8,000,000
First American Government Obligations Fund, Class X, 4.968% (3)	16,078,483	16,078,483
		24,078,483
Total Short-Term Investments
(Cost $24,078,483)		24,078,483

Total Investments in Securities - 119.5%
(Cost $33,806,337)		33,814,254
Liabilities in Excess of Other Assets - (19.5)%		(5,526,682)
Total Net Assets - 100.0%		$28,287,572

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.
(4)	All or a portion of the shares of this security have been committed as collateral for securities sold short.

Noble Absolute Return ETF

SCHEDULE OF SECURITIES SOLD SHORT at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 79.3%
Apparel - 0.0% (2)
Canada Goose Holdings, Inc. (1)	100	$1,590
VF Corp.	100	1,722
		3,312
Auto Manufacturers - 21.7%
Lucid Group, Inc. (1)	100	776
Tesla, Inc. (1)	30,100	6,138,293
		6,139,069
Biotechnology - 0.1%
Illumina, Inc. (1)	100	19,665

Building Materials - 0.0% (2)
Trex Co., Inc. (1)	100	5,135

Chemicals - 0.0% (2)
Daqo New Energy Corp. (1)	100	3,595

Commercial Services - 0.2%
Affirm Holdings, Inc. - Class A (1)	100	1,486
Avis Budget Group, Inc. (1)	100	16,779
Morningstar, Inc.	100	20,470
Toast, Inc. - Class A (1)	100	2,097
		40,832
Diversified Financial Services - 8.6%
Coinbase Global, Inc. - Class A (1)	30,100	1,872,220
Invesco Ltd.	39,300	565,134
		2,437,354
Energy - Alternate Sources - 5.6%
Plug Power, Inc. (1)	100	832
Sunnova Energy International, Inc. (1)	100	1,766
SunPower Corp. (1)	100	1,060
Sunrun, Inc. (1)	90,100	1,589,364
		1,593,022
Healthcare - Services - 2.0%
Teladoc Health, Inc. (1)	24,800	574,120

Household Products & Wares - 0.1%
Helen of Troy Ltd. (1)	100	9,628

Insurance - 6.4%
Trupanion, Inc. (1)	80,100	1,799,847

Internet - 0.1%
Robinhood Markets, Inc. - Class A (1)	100	892
Roku, Inc. - Class A (1)	100	5,820
Shopify, Inc. - Class A (1)	100	5,719
Zillow Group, Inc. - Class C (1)	100	4,561
		16,992
Leisure Time - 0.0% (2)
Peloton Interactive, Inc. - Class A (1)	100	728

Real Estate Investment Trusts (REITs) - 21.7%
Digital Realty Trust, Inc.	24,000	2,459,040
Kimco Realty Corp.	100	1,838
Medical Properties Trust, Inc.	250,100	2,063,325
SL Green Realty Corp.	70,100	1,621,413
Starwood Property Trust, Inc.	100	1,755
		6,147,371
Retail - 3.3%
Asbury Automotive Group, Inc. (1)	100	20,911
Floor & Decor Holdings, Inc. (1)	100	9,131
Lithia Motors, Inc. - Class A	100	23,328
Lowe’s Company, Inc.	100	20,113
The Home Depot, Inc.	100	28,345
Warby Parker, Inc. - Class A (1)	24,000	264,240
Williams-Sonoma, Inc.	5,000	567,550
		933,618
Semiconductors - 9.5%
NVIDIA Corp.	7,100	2,686,214

Software - 0.0% (2)
Paycor HCM, Inc. (1)	100	2,199
ROBLOX Corp. - Class A (1)	100	4,186
		6,385
Total Common Stock
(Proceeds $21,935,909)		22,416,887

Exchange Traded Funds - 30.5%
ARK Innovation ETF	100	4,049
Consumer Discretionary Select Sector SPDR Fund	100	15,161
Financial Select Sector SPDR Fund	100	3,176
Invesco QQQ Trust Series 1	200	69,598
Real Estate Select Sector SPDR Fund	100	3,604
SPDR S&P Regional Banking ETF	100	3,897
SPDR S&P Retail ETF	150,100	8,531,684
Total Exchange Traded Funds
(Proceeds $8,886,554)		8,631,169

Total Securities Sold Short - 109.8%
(Proceeds $30,822,463)		$31,048,056

Percentages are stated as a percent of net assets.

(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The Noble Absolute Return ETF  (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments and securities sold short as of May 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$361,116	$–	$–	$361,116
Exchange Traded Funds	9,374,655	–	–	9,374,655
Short-Term Investments	24,078,483	–	–	24,078,483
Total Investments in Securities	$33,814,254	$–	$–	$33,814,254

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$22,416,887	$–	$–	$22,416,887
Exchange Traded Funds	8,631,169	–	–	8,631,169
Total Securities Sold Short	$31,048,056	$–	$–	$31,048,056

(1) See applicable Schedule of Investments or Schedule of Securities Sold Short for the industry breakout.